Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Liabilities(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 363,109,527,000,000	₩ 333,189,780,000,000
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	12,023,058,000,000	12,122,836,000,000
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	3,142,765,000,000	3,807,128,000,000
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	255,800,048,000,000	239,729,695,000,000
Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	28,820,928,000,000	26,251,486,000,000
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	44,992,724,000,000	34,992,057,000,000
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	18,330,004,000,000	16,286,578,000,000
Held for trading
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	4,999,384,000,000	4,861,329,000,000
Held for trading | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	1,944,770,000,000	1,143,510,000,000
Held for trading | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	3,054,614,000,000	3,717,819,000,000
Held for trading | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Held for trading | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Held for trading | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Held for trading | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	10,078,288,000,000	10,979,326,000,000
Designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	10,078,288,000,000	10,979,326,000,000
Designated at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Designated at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Designated at fair value through profit or loss | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Designated at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Designated at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial liabilities at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	347,943,704,000,000	317,259,816,000,000
Financial liabilities at amortized cost | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial liabilities at amortized cost | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial liabilities at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	255,800,048,000,000	239,729,695,000,000
Financial liabilities at amortized cost | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	28,820,928,000,000	26,251,486,000,000
Financial liabilities at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	44,992,724,000,000	34,992,057,000,000
Financial liabilities at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	18,330,004,000,000	16,286,578,000,000
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	88,151,000,000	89,309,000,000
Derivatives held for hedging | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	88,151,000,000	89,309,000,000
Derivatives held for hedging | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 0	₩ 0